Collaborative Arrangements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangements, amounts owed to the other participants recorded as cost of sale	¥ 5,275,144	¥ 5,140,053	¥ 4,485,425
Collaborative arrangements, amounts due from the other participants recorded as net sale	8,215,880	7,767,266	6,795,504
Pictures
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangements, amounts due from the other participants recorded as net sale	876,314	828,668	732,127
Pictures | Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangements, amounts owed to the other participants recorded as cost of sale	22,983	16,359	31,587
Collaborative arrangements, amounts due from the other participants recorded as net sale	¥ 23,741	¥ 17,291	¥ 12,538